Filed pursuant to 497(e) and 497(k)
File Nos. 002-80751 and 811-03618

BRIGHTHOUSE FUNDS TRUST II

SUPPLEMENT DATED AUGUST 10, 2022

TO THE

SUMMARY PROSPECTUS DATED APRIL 29, 2022

PROSPECTUS DATED APRIL 29, 2022 AND

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2022

BLACKROCK CAPITAL APPRECIATION PORTFOLIO

Effective immediately, Caroline Bottinelli has been named a portfolio manager to the BlackRock Capital Appreciation Portfolio, a series of Brighthouse Funds Trust II (the “Portfolio”). As of December 31, 2021, Ms. Bottinelli did not beneficially own any equity securities of the Portfolio. Effective immediately, the following changes are made to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio.

In the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:

Portfolio Managers. Lawrence Kemp, Managing Director of BlackRock, Inc., has managed the Portfolio since 2013. Philip Ruvinsky, Managing Director of BlackRock, Inc., has managed the Portfolio since May 2020. Caroline Bottinelli, Director of BlackRock, Inc., has managed the Portfolio since August 2022.

In the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the last paragraph is deleted in its entirety and replaced with the following:

Lawrence Kemp, a Managing Director of BlackRock, since 2012, has managed the Portfolio since 2013. Philip Ruvinsky, a Managing Director of BlackRock, since 2013, has managed the Portfolio since May 2020. Caroline Bottinelli, a Director of BlackRock, since 2020, has managed the Portfolio since August 2022. Ms. Bottinelli was previously a Vice President of BlackRock from 2016 to 2020.

In the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, the following information with respect to Ms. Bottinelli is added immediately prior to the information included therein with respect to Mr. Kemp:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Caroline Bottinelli[1]	Registered Investment Companies	0	N/A	0	N/A

BlackRock Capital Appreciation Portfolio	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

1	Other Accounts Managed information is as of April 30, 2022.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE